Contractual Assets with Customers - Exclusive Rights (Tables)	12 Months Ended
Dec. 31, 2021
Receivables from contracts with customers [abstract]
Summary of Contractual Assets with Customers Exclusive Rights Balance and Changes

Balance and changes are shown below:

Balance as of December 31, 2018	1,518,477
Additions	330,068
Amortization	(355,250)
Transfer	(27,306)
Balance as of December 31, 2019	1,465,989
Additions	549,085
Amortization	(289,436)
Transfer	(19,307)
Balance as of December 31, 2020	1,706,331
Additions	689,986
Amortization	(282,521)
Transfer	(34,570)
Balance as of December 31, 2021	2,079,226
Current	555,052
Non-current	1,524,174